March 31, 2026
2026 Quarterly Report (Unaudited)

iShares Municipal Bond Index Fund (BR-MNDX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.1%
Corporate — 4.0%
Black Belt Energy Gas District, RB(a)
Series B, 4.00%, 10/01/52	$500	$ 502,997
Series D, 5.00%, 03/01/55	1,000	1,058,592
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	500	533,174
Lower Alabama Gas District, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,038,382
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	500	526,332
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 11/01/35	1,000	1,021,395
Series A, 5.25%, 01/01/54(a)	1,000	1,048,822
Series A, 5.00%, 01/01/56(a)	1,000	1,005,654
Series B, 5.25%, 03/01/55(a)	500	513,700
Series C, 5.00%, 10/01/55(a)	1,000	1,063,944
		8,312,992
State — 0.0%
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/28	65	68,862
Transportation — 0.6%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/32	1,000	1,124,840
Utilities — 0.5%
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	415	431,503
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/32	530	583,578
		1,015,081
Total Municipal Bonds in Alabama		10,521,775
Arizona — 0.3%
County/City/Special District/School District — 0.0%
Maricopa County Union High School District No. 210- Phoenix, GO, Series B, 5.00%, 07/01/27	60	61,871
Education — 0.2%
Arizona Board of Regents, RB, Series A, Sustainability Bonds, 5.00%, 07/01/54	500	510,818
Health — 0.1%
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	130	133,063
Total Municipal Bonds in Arizona		705,752
California — 13.2%
Corporate(a) — 1.5%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,021,004
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	499,037
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,020,096
Central Valley Energy Authority, RB, 5.00%, 12/01/55	500	538,037
		3,078,174
County/City/Special District/School District — 3.4%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26(b)	15	15,196
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	680	426,035
Security	Par (000)	Value
County/City/Special District/School District (continued)
Lodi Unified School District, GO, Series 2020, Election 2016, 3.00%, 08/01/43	$975	$ 793,838
Long Beach Community College District, GO, Series E, 5.00%, 08/01/52	355	371,705
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	916,057
Los Angeles Unified School District, GO
Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,559,148
Series QRR, Sustainability Bonds, 5.25%, 07/01/49	1,100	1,174,369
Los Angeles Unified School District, Refunding GO, Series B, 5.00%, 07/01/28	20	20,124
Municipal Improvement Corp of Los Angeles, RB, 5.00%, 05/01/39	500	560,915
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	500	197,485
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	272,336
San Bernardino Community College District, GO, CAB, Series F, Election 2008, 0.00%, 08/01/49(c)	500	148,651
Stockton Unified School District, GO, Series A, Election 2022, (BAM), 5.00%, 08/01/49	500	525,342
		6,981,201
Education — 2.1%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/55	770	800,154
Series V-4, 5.00%, 03/01/55(a)	220	248,598
Series V-5, 5.00%, 03/01/55(a)	255	301,243
California Infrastructure & Economic Development Bank, RB, Series B, 5.00%, 11/01/49	750	760,615
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Sustainability Bonds, 3.25%, 08/01/29	1,000	1,009,873
California State University, Refunding RB
Series A, 5.00%, 11/01/28	20	20,045
Series A, 4.00%, 11/01/35	500	500,142
University of California, RB
Series CD, 5.25%, 05/15/40	170	200,840
Series CD, 5.50%, 05/15/40	500	581,980
		4,423,490
Health — 0.0%
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/27	40	40,123
State — 3.3%
California State Public Works Board, RB, Series A, 5.25%, 04/01/42	1,000	1,114,028
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	235	237,979
Series C, 5.00%, 09/01/28	500	529,154
State of California, Refunding GO
5.00%, 08/01/26	5	5,019
5.00%, 10/01/28	1,000	1,060,179
5.00%, 08/01/31	1,000	1,007,758
5.00%, 09/01/31	565	570,488
4.00%, 09/01/32	250	250,815
3.00%, 10/01/37	825	755,155

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
State of California, Refunding GO (continued)
5.00%, 09/01/43	$500	$ 540,745
3.00%, 04/01/52	1,000	732,150
		6,803,470
Transportation — 1.7%
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	54,738
AMT, Subordinate, 3.00%, 05/15/40	1,210	1,019,494
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	949,057
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	355,274
Series A, (AGM), 0.00%, 01/15/37	1,000	676,630
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, Class A, AMT, 5.00%, 05/01/38	455	474,913
		3,530,106
Utilities — 1.2%
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 01/01/30	320	338,942
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/52	220	224,763
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/28	250	261,341
Series A, 5.00%, 07/01/29	835	886,975
Series B, 5.00%, 07/01/38	675	731,074
		2,443,095
Total Municipal Bonds in California		27,299,659
Colorado — 2.5%
Corporate — 0.1%
Public Authority for Colorado Energy, RB, 6.50%, 11/15/38	225	266,126
County/City/Special District/School District — 0.7%
Adams & Arapahoe Counties Joint School District 28J Aurora, GO, (SAW), 5.50%, 12/01/39	500	580,865
Adams & Arapahoe Counties JT School District 28J Aurora Refunding GO, Series A, (SAW), 5.00%, 12/01/30	285	289,762
Denver City & County School District No. 1, GO, Series A, (SAW), 5.25%, 12/01/40	500	563,526
		1,434,153
Health — 0.5%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,015,782
State — 0.5%
State of Colorado, COP
Series A, 5.00%, 11/01/49	535	555,838
Series N, 4.00%, 03/15/43	500	481,542
		1,037,380
Security	Par (000)	Value
Transportation — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/35	$1,000	$ 1,033,486
E-470 Public Highway Authority, Refunding RB, Series A, (NPFGC), 0.00%, 09/01/28(c)	500	468,200
		1,501,686
Total Municipal Bonds in Colorado		5,255,127
Connecticut — 1.1%
State — 0.9%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 05/01/36	1,000	1,021,252
State of Connecticut, GO
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	85,563
Series G, Sustainability Bonds, 3.00%, 11/15/43	100	84,051
State of Connecticut, Refunding GO
Series B, 5.00%, 08/01/28	30	31,698
Series E, 5.00%, 09/01/32	500	563,576
Series C, Sustainability Bonds, 5.00%, 03/01/28	20	20,920
		1,807,060
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	430,300
Total Municipal Bonds in Connecticut		2,237,360
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	925	1,010,319
District of Columbia — 2.9%
County/City/Special District/School District — 0.6%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	251,098
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,006,942
		1,258,040
Education — 0.5%
District of Columbia, Refunding RB, 5.00%, 04/01/60(a)	1,000	1,094,095
Transportation — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,284,453
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,418,580
		2,703,033
Utilities — 0.5%
District of Columbia Water & Sewer Authority, RB, Subordinate, 3.00%, 10/01/57(a)	1,000	998,038
Total Municipal Bonds in District of Columbia		6,053,206
Florida — 4.7%
County/City/Special District/School District — 2.4%
City of Hollywood Florida, GO, 5.00%, 07/01/47	500	514,338
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,307,466
County of Miami-Dade Florida, Refunding RB, CAB, 0.00%, 10/01/31(c)	250	202,110
Florida Insurance Assistance Interlocal Agency, Inc., Refunding RB, Series A-1, 5.00%, 09/01/28	500	504,522
Lee County School Board, COP, Series A, 5.25%, 08/01/50	570	596,094
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Orange County School Board, COP, Series A, 5.00%, 08/01/33	$940	$ 1,059,294
Orange County School Board, Refunding COP, Series C, 5.00%, 08/01/28	80	84,232
Palm Beach County School District, Refunding COP, Sereis A, 5.00%, 08/01/27	55	56,767
School Board of Miami-Dade County, Refunding COP
Series A, 5.00%, 05/01/27	20	20,523
Series A, 5.00%, 05/01/30	45	48,927
Series D, 5.00%, 02/01/27	500	500,958
School District of Broward County, COP, Series A, 5.00%, 07/01/30	20	21,650
School District of Broward County, Refunding COP, Series A, (AGM), 5.00%, 07/01/29	40	42,809
		4,959,690
Education — 0.4%
Miami-Dade County Educational Facilities Authority, RB, 04/01/45(e)	180	188,091
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	565	588,094
State of Florida Lottery Revenue, Refunding RB, Series A, 5.00%, 07/01/27	20	20,621
		796,806
Health — 0.5%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,001,662
County of Miami-Dade Florida, Refunding RB, 5.00%, 06/01/29	25	26,678
		1,028,340
State — 0.0%
Florida Department of Management Services, Refunding COP, Series A, 5.00%, 11/01/27	25	25,953
Transportation — 1.2%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,006,289
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	510,336
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	511,819
AMT, Subordinate Lien, 5.25%, 10/01/45	435	458,813
		2,487,257
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	525,015
Total Municipal Bonds in Florida		9,823,061
Georgia — 2.3%
Corporate — 1.2%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	375	377,717
Series A, 5.00%, 05/01/54(a)	1,000	1,059,676
Series B, 5.00%, 12/01/54(a)	500	533,702
Series D, 5.00%, 04/01/54(a)	500	530,879
		2,501,974
County/City/Special District/School District — 0.0%
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/29	25	25,775
Security	Par (000)	Value
Education — 0.2%
Private Colleges & Universities Authority, Refunding RB, Series A, 5.00%, 09/01/29	$410	$ 440,350
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	654,195
State of Georgia, Refunding GO, Series C-1, 3.00%, 01/01/27	40	40,138
		694,333
Utilities — 0.6%
County of DeKalb GA Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/50	250	259,933
Municipal Electric Authority of Georgia, Refunding RB
Class A, Subordinate, (BAM), 5.25%, 01/01/54	500	514,471
Series A, Subordinate, 5.00%, 01/01/36	325	359,788
		1,134,192
Total Municipal Bonds in Georgia		4,796,624
Hawaii — 0.0%
County/City/Special District/School District — 0.0%
City & County of Honolulu, Refunding GO, 5.00%, 03/01/27	25	25,580
State — 0.0%
State of Hawaii, Refunding GO, Series FE, 5.00%, 10/01/27	20	20,225
Total Municipal Bonds in Hawaii		45,805
Illinois — 6.2%
County/City/Special District/School District — 0.8%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	150	155,398
City of Chicago Illinois, Refunding GO
Series B, 5.00%, 01/01/33	500	520,969
Series B, 5.00%, 01/01/34	675	701,811
County of Cook Illinois, Refunding GO, Series B, 4.00%, 11/15/28	25	25,727
Metropolitan Water Reclamation District of Greater Chicago, Refunding GO
Series A, 5.00%, 12/01/28	35	35,542
Series A, 5.00%, 12/01/29	55	55,830
Metropolitan Water Reclamation District of Greater Chicago, Refunding GOL, Series C, 5.00%, 12/01/31	85	94,465
		1,589,742
Education — 0.2%
Illinois Finance Authority, Refunding RB, Series A, 5.25%, 05/15/48	450	468,807
Health — 0.5%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,003,983
State — 3.1%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	1,000	435,419
Series B, (AGM), 0.00%, 06/15/46	1,105	425,781
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,068,397
State of Illinois, GO
5.50%, 05/01/30	500	529,878
Series B, 5.00%, 05/01/34	530	583,469
Series C, 5.00%, 11/01/29	1,000	1,027,963
Series D, 5.00%, 11/01/26	500	506,329

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
State of Illinois, Refunding GO
5.00%, 02/01/32	$500	$ 545,119
5.00%, 02/01/39	500	531,921
Series A, 5.00%, 10/01/28	500	524,872
Series D, 5.00%, 07/01/34	190	205,054
		6,384,202
Transportation — 1.1%
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 4.00%, 01/01/44	1,000	938,970
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	198,404
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 01/01/30	250	265,016
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	818,690
		2,221,080
Utilities — 0.5%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,161,347
Total Municipal Bonds in Illinois		12,829,161
Indiana — 0.6%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	434,979
Health — 0.3%
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	500	504,293
State — 0.1%
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 02/01/30	195	210,876
Transportation — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 06/01/27	20	20,308
Total Municipal Bonds in Indiana		1,170,456
Kansas — 0.1%
Health — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/27(d)	155	158,282
Kentucky — 2.1%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	25,277
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	529,270
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	340,900
		895,447
County/City/Special District/School District — 0.3%
Scott County School District Finance Corp., RB, 5.00%, 09/01/41	500	527,016
Housing — 0.3%
Kentucky Housing Corp., RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	495	543,943
Security	Par (000)	Value
State — 0.4%
Kentucky State Property & Building Commission, RB
Series A, 5.00%, 04/01/28	$165	$ 172,612
Series A, 5.00%, 09/01/28	20	21,117
Series A, 5.00%, 09/01/43	500	540,381
Kentucky State Property & Building Commission, Refunding RB, Series B, (SAP), 5.00%, 11/01/28	55	55,801
		789,911
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	507,938
Utilities — 0.5%
Kentucky Municipal Energy Agency, RB, (AGM), 5.00%, 01/01/50	500	509,215
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	558,511
		1,067,726
Total Municipal Bonds in Kentucky		4,331,981
Louisiana — 0.6%
Corporate — 0.6%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	1,250	1,260,572
State — 0.0%
State of Louisiana, Refunding GO, Series B, 5.00%, 08/01/28	30	30,232
Total Municipal Bonds in Louisiana		1,290,804
Maine — 0.3%
Education — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Series B, 5.25%, 10/01/54	500	515,809
Maryland — 1.1%
Housing — 0.5%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	825	895,388
State — 0.2%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	408,505
Transportation — 0.4%
State of Maryland Department of Transportation, ARB
5.00%, 10/01/29	825	833,852
Series A, 4.00%, 10/01/30	35	36,318
		870,170
Total Municipal Bonds in Maryland		2,174,063
Massachusetts — 2.5%
Education — 0.8%
Massachusetts Development Finance Agency, Refunding RB
Series B, 5.00%, 02/15/33	530	600,645
Series B, 5.00%, 02/15/34	455	520,364
Series B, 4.00%, 02/15/36	485	515,143
		1,636,152
Health — 0.5%
Massachusetts Development Finance Agency, RB
Series M, 5.00%, 07/01/32	500	553,235
Series M, 5.00%, 07/01/34	500	557,275
		1,110,510
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 1.2%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/32	$1,325	$ 1,329,429
Commonwealth of Massachusetts, GOL, Series E, 4.00%, 04/01/46	530	497,559
Commonwealth of Massachusetts, Refunding GOL, Series A, (AMBAC), 5.50%, 08/01/30	520	575,579
		2,402,567
Total Municipal Bonds in Massachusetts		5,149,229
Michigan — 2.5%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(d)	585	585,000
Health — 0.5%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,034,040
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	985	1,076,817
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	205	218,884
		1,295,701
State — 0.6%
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/30	250	252,925
Series I, 5.00%, 10/15/32	250	252,764
Series I, 3.00%, 10/15/51	1,000	717,765
		1,223,454
Utilities — 0.5%
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/32	1,000	1,119,063
Total Municipal Bonds in Michigan		5,257,258
Minnesota — 0.8%
County/City/Special District/School District — 0.0%
Metropolitan Council, GO, Series C, 5.00%, 12/01/26	45	45,741
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	955	1,066,415
State — 0.3%
State of Minnesota, GO, Series A, 5.00%, 08/01/41	500	550,284
Total Municipal Bonds in Minnesota		1,662,440
Missouri — 0.8%
Health — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 06/01/28	125	130,451
Security	Par (000)	Value
Housing — 0.5%
Missouri Housing Development Commission, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 5.50%, 05/01/55	$925	$ 988,188
Utilities — 0.3%
Missouri Joint Municipal Electric Utility Commission, RB, 5.25%, 01/01/56	500	518,915
Missouri Joint Municipal Electric Utility Commission, Refunding RB, 5.00%, 01/01/29	35	37,017
		555,932
Total Municipal Bonds in Missouri		1,674,571
Nebraska — 0.1%
Health — 0.1%
Village of Boys Town, Refunding RB, 3.00%, 09/01/28	250	249,420
Nevada — 0.3%
County/City/Special District/School District — 0.3%
Clark County School District, GOL, Series B, 5.00%, 06/15/28	130	136,473
County of Clark NV, Refunding GOL, Series A, 4.00%, 06/01/31	20	21,115
County of Clark NV, Refunding RB, Series C, 5.00%, 07/01/27	60	61,818
Washoe County School District, GOL, Series A, 4.00%, 10/01/54	490	430,197
Total Municipal Bonds in Nevada		649,603
New Hampshire — 0.5%
Housing — 0.3%
New Hampshire Housing Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.50%, 01/01/56	495	558,367
Utilities — 0.2%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	500	511,807
Total Municipal Bonds in New Hampshire		1,070,174
New Jersey — 4.0%
Education — 0.9%
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/64(a)	1,000	1,096,112
Series A1, 5.00%, 03/01/36	650	734,090
		1,830,202
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	937,443
State — 1.2%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	770	807,671
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,589,361
		2,397,032
Transportation — 1.5%
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	175	186,499

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series A, 0.00%, 12/15/28(c)	$180	$ 165,882
Series A, 0.00%, 12/15/32(c)	250	198,964
Series AA, 3.00%, 06/15/50	1,000	729,917
Series C, (AGM), 0.00%, 12/15/29(c)	205	183,137
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/28	55	50,686
Series A, 0.00%, 12/15/38	530	314,384
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	185	204,062
Series A, 4.00%, 12/15/31	1,000	1,023,372
Series AA, 5.00%, 06/15/27	20	20,578
		3,077,481
Total Municipal Bonds in New Jersey		8,242,158
New York — 17.9%
County/City/Special District/School District — 5.0%
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.00%, 11/01/50	725	753,100
City of New York, GO
5.00%, 08/01/28	35	36,812
Series C, 4.00%, 08/01/40	1,840	1,801,093
Series D-1, 5.00%, 12/01/35	500	523,554
Series D-1, 4.00%, 12/01/41	1,000	943,834
City of New York, Refunding GO
Series B-1, 5.00%, 08/01/31	1,000	1,099,759
Sub-Series F-1, 5.00%, 08/01/27	380	392,258
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	324,645
New York City Industrial Development Agency, Refunding RB
(AGM), 5.00%, 03/01/30	360	387,201
(AGM), 4.00%, 03/01/45	300	279,028
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/36	500	519,145
Subordinate, 4.00%, 05/01/42	1,000	976,493
Series A-1, Subordinate, 5.00%, 05/01/32	560	623,012
Series B, Subordinate, 5.00%, 05/01/35	170	190,052
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Series B-1, 5.00%, 11/01/31	30	33,194
Series D-1, 5.00%, 11/01/31	170	188,097
Series F-1, 5.00%, 11/01/27	20	20,769
Series F-1, 5.00%, 11/01/31	135	149,371
Series E-1, Subordinate, 5.00%, 11/01/28	205	217,286
Series G-1, Subordinate, 5.00%, 11/01/28	240	254,384
Series J-1, Subordinate, 5.00%, 11/01/30	305	334,401
New York State Dormitory Authority, RB, Class A, (AGM SAW), 5.00%, 10/01/30	230	253,817
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,286
		10,306,591
Security	Par (000)	Value
Education — 0.6%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	$1,000	$ 981,081
New York State Dormitory Authority, Refunding RB, Series A, 5.50%, 07/01/54	290	309,991
		1,291,072
State — 4.4%
Empire State Development Corp., RB, Class A, 4.00%, 03/15/47	1,000	912,807
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,048,168
Series E, 3.00%, 03/15/47	715	536,353
Series E, 3.00%, 03/15/50	1,130	817,815
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-2A, (SAW), 5.00%, 07/15/27	60	61,904
Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,466,712
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	768,590
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	475,111
Series A, 5.00%, 03/15/43	250	271,125
Series A, 3.00%, 03/15/51	1,000	717,489
Series D, 4.00%, 02/15/47	1,000	894,010
Series E, 3.00%, 03/15/41	1,500	1,277,824
		9,247,908
Transportation — 7.1%
Metropolitan Transportation Authority, RB, Series A-1, Sustainability Bonds, 4.00%, 11/15/48	500	434,846
Metropolitan Transportation Authority, Refunding RB
Class B, 5.00%, 11/15/30	500	548,453
Series A, 5.00%, 11/15/44	1,000	1,047,580
Series B, 5.00%, 11/15/37	1,075	1,082,299
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 01/01/44	250	268,879
Series A-1, 4.00%, 03/15/44	1,000	943,459
Series B, Subordinate, 4.00%, 01/01/50	1,000	877,415
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	99,943
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,001,526
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,006,934
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	2,010,480
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/36	1,545	1,671,956
Series 238, AMT, 5.00%, 07/15/37	280	301,490
Triborough Bridge & Tunnel Authority, RB
Class A, 5.00%, 12/01/44	500	534,527
Series A, 4.00%, 11/15/42	215	209,958
Series A, 5.25%, 12/01/54	640	666,162
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,002,285
Series B, 5.00%, 11/15/38	1,000	1,017,668
		14,725,860
Utilities — 0.8%
Long Island Power Authority, RB, Series B, 3.00%, 09/01/55(a)	465	465,279
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	$240	$ 262,512
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	897,032
		1,624,823
Total Municipal Bonds in New York		37,196,254
North Carolina — 1.2%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 55A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	980	1,070,541
Transportation(c) — 0.4%
North Carolina Turnpike Authority, RB, Series B, (AGM), 0.00%, 01/01/34	500	375,754
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	314,339
		690,093
Utilities — 0.3%
North Carolina Municipal Power Agency No. 1, Refunding RB, Series A, 5.00%, 01/01/28	650	654,467
Total Municipal Bonds in North Carolina		2,415,101
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	990	1,093,932
Ohio — 1.5%
Corporate — 0.5%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,008,579
County/City/Special District/School District — 0.2%
JobsOhio Beverage System, Refunding RB, Class A, Senior Lien, 5.00%, 01/01/53	375	385,034
Education — 0.1%
Ohio Higher Educational Facility Commission, RB, Class A, Sustainability Bonds, 5.25%, 10/01/53	205	211,410
Utilities — 0.7%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,066,150
Ohio Water Development Authority, RB, Class A, 5.25%, 12/01/45	380	413,428
		1,479,578
Total Municipal Bonds in Ohio		3,084,601
Oklahoma — 0.8%
Transportation — 0.5%
Oklahoma Turnpike Authority, RB, Series A, 5.50%, 01/01/54	1,000	1,064,289
Utilities — 0.3%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	533,878
Total Municipal Bonds in Oklahoma		1,598,167
Security	Par (000)	Value
Oregon — 0.0%
Utilities — 0.0%
City of Portland OR Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 03/01/28	$45	$ 47,096
Pennsylvania — 4.5%
County/City/Special District/School District — 0.4%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	255,320
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	524,513
		779,833
Health — 1.5%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,002,934
Northampton County General Purpose Authority, Refunding RB, Series A2, 5.00%, 08/15/34	975	1,065,548
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,016,733
		3,085,215
State — 0.8%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,108,412
5.00%, 10/01/40	500	539,573
		1,647,985
Transportation — 1.7%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	835	863,211
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	130,140
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	1,000	1,001,235
AMT, (AGM), 5.00%, 12/31/57	750	748,331
Pennsylvania Turnpike Commission, RB
Subordinate, 4.00%, 12/01/46	425	383,695
Subordinate, 4.00%, 12/01/50	480	424,284
		3,550,896
Utilities — 0.1%
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	305	317,304
Total Municipal Bonds in Pennsylvania		9,381,233
Rhode Island — 0.2%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	180,209
Transportation — 0.1%
Rhode Island Commerce Corp., RB, Series B, 5.00%, 06/15/31	280	281,163
Total Municipal Bonds in Rhode Island		461,372
South Carolina — 1.3%
Health — 0.2%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/45	360	388,114

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing — 0.3%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	$490	$ 552,782
Utilities — 0.8%
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	500	528,273
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	734,024
Series A, 5.25%, 12/01/50	400	419,619
Series B, 5.00%, 12/01/28	40	42,339
		1,724,255
Total Municipal Bonds in South Carolina		2,665,151
Tennessee — 0.0%
County/City/Special District/School District — 0.0%
Metropolitan Government of Nashville & Davidson County TN, Refunding GO
5.00%, 01/01/27	20	20,120
4.00%, 07/01/28	35	36,069
Total Municipal Bonds in Tennessee		56,189
Texas — 9.1%
Corporate — 0.3%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	527,805
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	135	138,207
		666,012
County/City/Special District/School District — 3.5%
Alamo Community College District, GOL, 5.00%, 02/15/27	45	45,979
Aldine Independent School District, Refunding GO, Series B, (PSF), 5.00%, 02/15/28	25	26,138
Anna Independent School District, GO, (PSF), 5.25%, 02/15/55	500	521,259
Arlington Independent School District, Refunding GO, (PSF), 5.00%, 02/15/28	25	26,157
City of Austin Texas, Refunding GOL, 5.00%, 09/01/28	20	21,114
City of Austin, Refunding GOL, 5.00%, 09/01/29	20	21,506
City of Dallas Texas, GOL, Series A, 5.00%, 02/15/27	125	127,675
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/28	40	41,799
Series C, 5.00%, 02/15/27	30	30,642
Series C, 5.00%, 02/15/31	70	76,948
City of Fort Worth Texas, GOL, 5.00%, 03/01/27	130	132,970
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/27	25	25,553
Series A, 5.00%, 03/01/28	140	146,332
City of San Antonio Texas, GOL, 5.00%, 02/01/28	70	72,944
City of San Antonio Texas, Refunding GOL, 5.00%, 08/01/28	20	21,060
Conroe Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	50	52,314
County of Williamson Texas, GOL, 5.00%, 02/15/28	50	52,229
Cypress-Fairbanks Independent School District, Refunding GO, Series A, (PSF), 5.00%, 02/15/28	35	36,600
Dallas County Utility & Reclamation District, Refunding GO, 5.00%, 02/15/28	500	519,314
Dallas Independent School District, GO(a)
Series A-5, (PSF), 5.00%, 02/15/55	500	535,125
Security	Par (000)	Value
County/City/Special District/School District (continued)
Dallas Independent School District, GO(a) (continued)
Series B, (PSF), 5.00%, 02/15/56	$105	$ 112,257
Denton Independent School District, GO, Series B2, (PSF), 4.00%, 08/15/55(a)	230	239,243
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 5.25%, 08/15/50	1,115	1,184,694
Fort Worth Independent School District, Refunding GO, (PSF), 5.00%, 02/15/28	110	115,070
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	447,618
Harris County Floridaood Control District, Refunding GOL, 5.00%, 09/15/27	45	46,608
Lamar Consolidated Independent School District, Refunding GO
Series A, (PSF), 5.00%, 02/15/27	30	30,639
Series A, (PSF), 5.00%, 02/15/31	75	82,315
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/35(c)	210	148,752
Midland Independent School District, GO, (PSF), 5.00%, 02/15/28	35	36,613
North East Independent School District, Refunding GO, (PSF), 5.25%, 02/01/27	20	20,455
Plano Independent School District, GO, 5.00%, 02/15/28	20	20,918
Plano Independent School District, Refunding GO, Series B, (PSF), 5.00%, 02/15/28	50	52,304
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	438,509
Rockwall Independent School District, Refunding GO, (PSF), 5.00%, 02/15/30	30	32,544
Round Rock Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/01/28	55	58,027
Spring Independent School District, Refunding GO
(PSF), 5.25%, 08/15/49	1,000	1,059,749
(PSF), 5.25%, 08/15/55	600	629,918
Wylie Independent School District/Collin County, GO, (PSF), 5.00%, 08/15/28	20	21,118
		7,311,009
Education — 1.3%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	413,325
Board of Regents of the University of Texas System, Refunding RB
Series A, 5.00%, 08/15/27	145	149,831
Series A, 5.00%, 08/15/39	500	561,115
Series B, 5.00%, 08/15/35	310	354,506
Series C, 5.00%, 08/15/28	25	26,415
Brazos Higher Education Authority, Inc., RB, Series 1A, AMT, 5.13%, 04/01/43	365	375,049
Houston Higher Education Finance Corp., Refunding RB, 5.00%, 05/15/34	500	570,281
Texas Tech University System, Refunding RB, Series A, 4.25%, 02/15/55	250	228,682
		2,679,204
Health(a) — 0.1%
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/51	120	130,587
Tarrant County Cultural Education Facilities Finance Corp., RB, Class F, 5.00%, 11/15/52	15	16,139
		146,726
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 0.1%
State of Texas, Refunding GO, 5.00%, 10/01/41	$250	$ 275,572
Transportation — 1.7%
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	234,613
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 08/15/41	250	268,403
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.00%, 12/01/29	20	21,585
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,277,925
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	446,023
North Texas Tollway Authority, Refunding RB
Series B, 5.00%, 01/01/34	160	179,474
Series D, (AGM), 0.00%, 01/01/28(c)	100	95,117
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	466,670
Texas Transportation Finance Corp., Refunding RB, Subordinate, 5.00%, 10/01/42	500	544,174
		3,533,984
Utilities — 2.1%
City of Austin Texas Electric Utility Revenue, Refunding RB
5.00%, 11/15/28	30	31,751
5.00%, 11/15/29	20	21,534
5.00%, 11/15/50	265	272,725
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	874,370
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, 5.00%, 11/15/31	20	22,145
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 4.00%, 02/01/28	25	25,670
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/28	50	52,332
5.00%, 05/15/28	20	20,912
5.00%, 05/15/29	20	21,287
(AGM), 5.25%, 05/15/53	220	228,070
Series A, 5.00%, 05/15/27	25	25,660
San Antonio Water System, Refunding RB, Seies A, 2nd Lien, 5.00%, 05/15/27	25	25,702
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,189,397
Series A, 4.00%, 10/15/41	475	471,440
Series A, 5.00%, 10/15/53	910	935,153
Trinity River Authority Central Regional Wastewater System Revenue, Refunding RB, 3.00%, 08/01/31	25	24,810
		4,242,958
Total Municipal Bonds in Texas		18,855,465
Utah — 0.7%
Housing — 0.5%
Utah Housing Corp., RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	925	1,029,086
State — 0.0%
Utah State Building Ownership Authority, Refunding RB, 5.00%, 05/15/28	50	52,489
Security	Par (000)	Value
Transportation — 0.2%
City of Salt Lake City UT Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	$315	$ 325,458
Utilities — 0.0%
Intermountain Power Agency, Refunding RB, Series A, 5.00%, 07/01/27	100	102,981
Total Municipal Bonds in Utah		1,510,014
Virginia — 1.6%
State — 0.3%
Virginia College Building Authority, RB, 5.00%, 02/01/27	50	51,043
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/28	500	522,483
		573,526
Transportation — 1.3%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 05/15/34	580	661,436
Series A, 5.00%, 05/15/31	1,000	1,034,071
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,044,051
		2,739,558
Total Municipal Bonds in Virginia		3,313,084
Washington — 1.7%
County/City/Special District/School District — 0.0%
King County School District No. 414 Lake Washington, GOL, 5.00%, 12/01/26	80	81,329
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/27	40	41,582
		122,911
Transportation — 1.4%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	925	939,685
Port of Seattle Washington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	881,489
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,031,204
		2,852,378
Utilities — 0.3%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	363,648
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/39	260	285,843
		649,491
Total Municipal Bonds in Washington		3,624,780
Wisconsin — 2.2%
Health — 1.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.25%, 08/15/55	1,000	1,009,585
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 08/15/30	500	539,607
Series A, 5.00%, 11/15/39	1,000	1,001,053
		2,550,245

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	$955	$ 1,040,295
State — 0.0%
State of Wisconsin, GO, Series B, 5.00%, 05/01/27	20	20,545
Transportation — 0.5%
Public Finance Authority, RB
AMT, 5.75%, 06/30/60	500	515,733
AMT, 5.75%, 12/31/65	500	510,240
		1,025,973
Total Municipal Bonds in Wisconsin		4,637,058
Total Long-Term Investments — 98.3% (Cost: $209,109,582)		204,113,594

	Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.23%(f)(g)	1,085,711	1,085,819
Total Short-Term Securities — 0.5% (Cost: $1,085,819)		1,085,819
Total Investments — 98.8% (Cost: $210,195,401)		205,199,413
Other Assets Less Liabilities — 1.2%		2,422,255
Net Assets — 100.0%		$ 207,621,668

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 1,781,413	$ —	$ (695,594)(a)	$ —	$ —	$ 1,085,819	1,085,711	$ 5,499	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 204,113,594	$ —	$ 204,113,594
Short-Term Securities
Money Market Funds	1,085,819	—	—	1,085,819
	$1,085,819	$204,113,594	$—	$205,199,413

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CD	Certificate of Deposit
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
UT	Unlimited Tax